Note 4 - Securities Available for Sale - Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Due one year or less, amortized cost	$ 15,561
Due one year or less, fair value	15,358
Due after one year through five years, amortized cost	63,144
Due after one year through five years, fair value	62,282
Due after five years through ten years, amortized cost	263
Due after five years through ten years, fair value	261
Due after ten years, amortized cost	813
Due after ten years, fair value	461
No stated maturity, amortized cost	58
No stated maturity, fair value	115
Total amortized cost	79,839	$ 112,329
Total fair value	$ 78,477	$ 111,974